Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000179795
Shareholder Report [Line Items]
Fund Name	GMO Climate Change Fund
Class Name	Class III
Trading Symbol	GCCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$46	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.78%	[1]
AssetsNet	$ 464,349,789
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	17.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213399
Shareholder Report [Line Items]
Fund Name	GMO Climate Change Fund
Class Name	Class R6
Trading Symbol	GCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.78%	[3]
AssetsNet	$ 464,349,789
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	17.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213398
Shareholder Report [Line Items]
Fund Name	GMO Climate Change Fund
Class Name	Class I
Trading Symbol	GCCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.88%	[5]
AssetsNet	$ 464,349,789
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	17.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,349,789
Number of Portfolio Holdings	97
Portfolio Turnover Rate	17%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	51.7
France	9.3
South Korea	6.4
Canada	3.9
Denmark	3.7
Finland	3.4
Germany	3.4
Japan	3.1
Chile	2.4
Norway	2.4
Spain	2.4
Brazil	1.5
Switzerland	1.2
China	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Clean Energy	57.0
Energy Efficiency	17.6
Electric Grid	10.3
Water	5.6
Agriculture	5.3
Timber	2.3
Copper	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000228647
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets ex-China Fund
Class Name	Class III
Trading Symbol	GMAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$45	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[7]
AssetsNet	$ 76,572,507
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	39.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,572,507
Number of Portfolio Holdings	208
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.7
South Korea	16.9
India	16.2
Indonesia	8.6
Thailand	6.3
Brazil	5.9
Hungary	4.9
United Arab Emirates	3.4
Mexico	3.1
Saudi Arabia	2.0
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	18.8
Semiconductors & Semiconductor Equipment	18.4
Technology Hardware & Equipment	7.5
Transportation	6.8
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Capital Goods	5.9
Automobiles & Components	5.6
Financial Services	5.5
Food, Beverage & Tobacco	5.1
Energy	5.0
Materials	4.1
Utilities	3.9
Consumer Durables & Apparel	2.7
Telecommunication Services	1.5
Real Estate Management & Development	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000228643
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets ex-China Fund
Class Name	Class VI
Trading Symbol	GMAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$38	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 76,572,507
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	39.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,572,507
Number of Portfolio Holdings	208
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.7
South Korea	16.9
India	16.2
Indonesia	8.6
Thailand	6.3
Brazil	5.9
Hungary	4.9
United Arab Emirates	3.4
Mexico	3.1
Saudi Arabia	2.0
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	18.8
Semiconductors & Semiconductor Equipment	18.4
Technology Hardware & Equipment	7.5
Transportation	6.8
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Capital Goods	5.9
Automobiles & Components	5.6
Financial Services	5.5
Food, Beverage & Tobacco	5.1
Energy	5.0
Materials	4.1
Utilities	3.9
Consumer Durables & Apparel	2.7
Telecommunication Services	1.5
Real Estate Management & Development	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013268
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets Fund
Class Name	Class II
Trading Symbol	GMEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%	[11]
AssetsNet	$ 447,784,353
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	41.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013269
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets Fund
Class Name	Class III
Trading Symbol	GMOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%	[13]
AssetsNet	$ 447,784,353
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	41.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013272
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets Fund
Class Name	Class VI
Trading Symbol	GEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$48	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%	[15]
AssetsNet	$ 447,784,353
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	41.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213362
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets Fund
Class Name	Class R6
Trading Symbol	GEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%	[17]
AssetsNet	$ 447,784,353
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	41.00%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213363
Shareholder Report [Line Items]
Fund Name	GMO Emerging Markets Fund
Class Name	Class I
Trading Symbol	GEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[19]
AssetsNet	$ 447,784,353
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	41.00%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,784,353
Number of Portfolio Holdings	213
Portfolio Turnover Rate	41%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	26.3
Taiwan	22.3
South Korea	12.9
India	9.1
Indonesia	7.1
Thailand	6.2
Brazil	4.7
Hungary	4.3
United Arab Emirates	2.7
Mexico	2.4
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	15.9
Semiconductors & Semiconductor Equipment	12.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Transportation	7.0
Capital Goods	7.0
Media & Entertainment	6.6
Automobiles & Components	5.9
Technology Hardware & Equipment	5.5
Consumer Discretionary Distribution & Retail	4.9
Materials	4.6
Food, Beverage & Tobacco	4.5
Financial Services	3.9
Utilities	3.6
Energy	3.1
Consumer Durables & Apparel	2.4
Insurance	1.6
Real Estate Management & Development	1.4
Telecommunication Services	1.2
Other (each less than 1%)	0.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011881
Shareholder Report [Line Items]
Fund Name	GMO International Equity Fund
Class Name	Class III
Trading Symbol	GMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%	[21]
AssetsNet	$ 960,701,594
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	31.00%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011882
Shareholder Report [Line Items]
Fund Name	GMO International Equity Fund
Class Name	Class IV
Trading Symbol	GMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[23]
AssetsNet	$ 960,701,594
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	31.00%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213358
Shareholder Report [Line Items]
Fund Name	GMO International Equity Fund
Class Name	Class I
Trading Symbol	GMOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%	[25]
AssetsNet	$ 960,701,594
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	31.00%	[26]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$960,701,594
Number of Portfolio Holdings	182
Portfolio Turnover Rate	31%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	22.3
United Kingdom	14.7
France	9.7
Germany	7.0
Netherlands	6.7
Italy	6.3
Switzerland	5.9
Spain	5.5
United States	5.4
Hong Kong	4.2
Singapore	3.4
Australia	3.1
Finland	2.1
Belgium	1.4
Norway	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	16.7
Banks	10.5
Insurance	9.9
Financial Services	7.9
Food, Beverage & Tobacco	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Telecommunication Services	6.9
Consumer Durables & Apparel	5.1
Software & Services	4.6
Consumer Discretionary Distribution & Retail	4.5
Technology Hardware & Equipment	4.1
Commercial & Professional Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.4
Materials	2.2
Automobiles & Components	1.3
Other (each less than 1%)	2.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013282
Shareholder Report [Line Items]
Fund Name	GMO International Opportunistic Value Fund
Class Name	Class III
Trading Symbol	GTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[27]
AssetsNet	$ 297,001,652
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	28.00%	[28]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013283
Shareholder Report [Line Items]
Fund Name	GMO International Opportunistic Value Fund
Class Name	Class IV
Trading Symbol	GMAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[29]
AssetsNet	$ 297,001,652
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	28.00%	[30]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213365
Shareholder Report [Line Items]
Fund Name	GMO International Opportunistic Value Fund
Class Name	Class R6
Trading Symbol	GMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[31]
AssetsNet	$ 297,001,652
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	28.00%	[32]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213364
Shareholder Report [Line Items]
Fund Name	GMO International Opportunistic Value Fund
Class Name	Class I
Trading Symbol	IOVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[33]
AssetsNet	$ 297,001,652
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	28.00%	[34]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$297,001,652
Number of Portfolio Holdings	176
Portfolio Turnover Rate	28%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.5
Canada	14.2
France	10.3
United Kingdom	9.4
Switzerland	7.6
Germany	7.1
Australia	5.6
Spain	5.2
Netherlands	3.5
Sweden	3.2
Norway	2.5
Hong Kong	2.3
Italy	2.0
Austria	1.1
Belgium	1.0
Singapore	1.0
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	24.3
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Capital Goods	9.3
Materials	8.9
Automobiles & Components	8.7
Insurance	5.6
Telecommunication Services	3.6
Financial Services	3.4
Transportation	3.0
Food, Beverage & Tobacco	3.0
Real Estate Management & Development	2.3
Consumer Durables & Apparel	1.9
Consumer Staples Distribution & Retail	1.6
Other (each less than 1%)	3.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222625
Shareholder Report [Line Items]
Fund Name	GMO-Usonian Japan Value Creation Fund
Class Name	Class III
Trading Symbol	GMAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$40	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[35]
AssetsNet	$ 185,015,139
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.00%	[36]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222627
Shareholder Report [Line Items]
Fund Name	GMO-Usonian Japan Value Creation Fund
Class Name	Class VI
Trading Symbol	GMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%	[37]
AssetsNet	$ 185,015,139
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.00%	[38]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222630
Shareholder Report [Line Items]
Fund Name	GMO-Usonian Japan Value Creation Fund
Class Name	Class I
Trading Symbol	GMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[39]
AssetsNet	$ 185,015,139
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	10.00%	[40]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,015,139
Number of Portfolio Holdings	38
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.2
Technology Hardware & Equipment	9.7
Food, Beverage & Tobacco	8.0
Consumer Durables & Apparel	8.0
Banks	8.0
Health Care Equipment & Services	7.7
Materials	6.9
Automobiles & Components	5.8
Financial Services	5.7
Transportation	3.5
Semiconductors & Semiconductor Equipment	3.3
Insurance	2.8
Software & Services	2.3
Real Estate Management & Development	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011437
Shareholder Report [Line Items]
Fund Name	GMO Quality Fund
Class Name	Class III
Trading Symbol	GQETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[41]
AssetsNet	$ 10,995,177,219
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%	[42]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011438
Shareholder Report [Line Items]
Fund Name	GMO Quality Fund
Class Name	Class IV
Trading Symbol	GQEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[43]
AssetsNet	$ 10,995,177,219
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%	[44]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011440
Shareholder Report [Line Items]
Fund Name	GMO Quality Fund
Class Name	Class VI
Trading Symbol	GQLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[45]
AssetsNet	$ 10,995,177,219
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%	[46]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213357
Shareholder Report [Line Items]
Fund Name	GMO Quality Fund
Class Name	Class R6
Trading Symbol	GQESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[47]
AssetsNet	$ 10,995,177,219
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%	[48]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213356
Shareholder Report [Line Items]
Fund Name	GMO Quality Fund
Class Name	Class I
Trading Symbol	GQLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[49]
AssetsNet	$ 10,995,177,219
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	12.00%	[50]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,995,177,219
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	77.2
United Kingdom	7.7
France	4.3
Taiwan	3.7
Germany	2.9
Switzerland	1.5
Netherlands	1.2
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	19.4
Semiconductors & Semiconductor Equipment	13.8
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Health Care Equipment & Services	11.9
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.1
Consumer Services	4.6
Banks	4.4
Technology Hardware & Equipment	4.1
Consumer Discretionary Distribution & Retail	3.8
Financial Services	3.3
Capital Goods	2.5
Household & Personal Products	2.2
Transportation	1.5
Consumer Durables & Apparel	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241005
Shareholder Report [Line Items]
Fund Name	GMO Resource Transition Fund
Class Name	Class VI
Trading Symbol	GMOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.86%	[51]
AssetsNet	$ 125,238,046
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	32.00%	[52]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,238,046
Number of Portfolio Holdings	56
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	44.8
United Kingdom	15.8
Brazil	10.7
Canada	7.9
Finland	4.9
Chile	3.9
Denmark	2.8
Norway	2.3
France	2.1
China	1.1
Other (each less than 1%)	3.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	48.7
Industrial Metals	37.7
Agriculture	5.5
Water	4.5
Timber	3.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107485
Shareholder Report [Line Items]
Fund Name	GMO Resources Fund
Class Name	Class III
Trading Symbol	GOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[53]
AssetsNet	$ 1,472,374,558
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	26.00%	[54]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107486
Shareholder Report [Line Items]
Fund Name	GMO Resources Fund
Class Name	Class IV
Trading Symbol	GOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[55]
AssetsNet	$ 1,472,374,558
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	26.00%	[56]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107488
Shareholder Report [Line Items]
Fund Name	GMO Resources Fund
Class Name	Class VI
Trading Symbol	GMOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$33	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[57]
AssetsNet	$ 1,472,374,558
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	26.00%	[58]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213393
Shareholder Report [Line Items]
Fund Name	GMO Resources Fund
Class Name	Class R6
Trading Symbol	GAAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[59]
AssetsNet	$ 1,472,374,558
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	26.00%	[60]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213392
Shareholder Report [Line Items]
Fund Name	GMO Resources Fund
Class Name	Class I
Trading Symbol	GEACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[61]
AssetsNet	$ 1,472,374,558
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	26.00%	[62]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,472,374,558
Number of Portfolio Holdings	99
Portfolio Turnover Rate	26%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.9
United Kingdom	18.9
Brazil	10.1
Canada	6.0
Argentina	4.8
Finland	3.0
Portugal	3.0
Chile	2.4
Norway	2.4
Denmark	1.7
France	1.3
Other (each less than 1%)	5.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	68.5
Industrial Metals	23.0
Agriculture	3.5
Water	2.8
Timber	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238041
Shareholder Report [Line Items]
Fund Name	GMO Small Cap Quality Fund
Class Name	Class III
Trading Symbol	GMAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[63]
AssetsNet	$ 604,200,418
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	44.00%	[64]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238038
Shareholder Report [Line Items]
Fund Name	GMO Small Cap Quality Fund
Class Name	Class IV
Trading Symbol	GMSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 31, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period March 31, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.71%	[65]
Expenses Short Period Footnote [Text Block]	For the period March 31, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
AssetsNet	$ 604,200,418
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	44.00%	[66]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238042
Shareholder Report [Line Items]
Fund Name	GMO Small Cap Quality Fund
Class Name	Class VI
Trading Symbol	GSBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[67]
AssetsNet	$ 604,200,418
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	44.00%	[68]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238037
Shareholder Report [Line Items]
Fund Name	GMO Small Cap Quality Fund
Class Name	Class R6
Trading Symbol	GMBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of April 29, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period April 29, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.76%	[69]
Expenses Short Period Footnote [Text Block]	For the period April 29, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
AssetsNet	$ 604,200,418
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	44.00%	[70]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238039
Shareholder Report [Line Items]
Fund Name	GMO Small Cap Quality Fund
Class Name	Class I
Trading Symbol	GMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[71]
AssetsNet	$ 604,200,418
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	44.00%	[72]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,200,418
Number of Portfolio Holdings	42
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	20.5
Semiconductors & Semiconductor Equipment	10.3
Financial Services	9.9
Commercial & Professional Services	8.2
Materials	8.0
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	4.9
Media & Entertainment	4.5
Food, Beverage & Tobacco	4.3
Consumer Services	3.7
Consumer Staples Distribution & Retail	3.7
Software & Services	3.4
Consumer Discretionary Distribution & Retail	3.3
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Energy	1.4
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011423
Shareholder Report [Line Items]
Fund Name	GMO U.S. Equity Fund
Class Name	Class III
Trading Symbol	GMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[73]
AssetsNet	$ 194,500,055
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	47.00%	[74]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,500,055
Number of Portfolio Holdings	155
Portfolio Turnover Rate	47%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	12.8
Financial Services	12.5
Software & Services	10.3
Media & Entertainment	10.1
Technology Hardware & Equipment	8.5
Consumer Discretionary Distribution & Retail	6.6
Capital Goods	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Banks	4.0
Food, Beverage & Tobacco	3.9
Automobiles & Components	3.7
Consumer Services	3.3
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.2
Telecommunication Services	2.2
Consumer Staples Distribution & Retail	1.8
Transportation	1.5
Insurance	1.1
Utilities	1.0
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011426
Shareholder Report [Line Items]
Fund Name	GMO U.S. Equity Fund
Class Name	Class VI
Trading Symbol	GMCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[75]
AssetsNet	$ 194,500,055
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	47.00%	[76]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,500,055
Number of Portfolio Holdings	155
Portfolio Turnover Rate	47%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	12.8
Financial Services	12.5
Software & Services	10.3
Media & Entertainment	10.1
Technology Hardware & Equipment	8.5
Consumer Discretionary Distribution & Retail	6.6
Capital Goods	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Banks	4.0
Food, Beverage & Tobacco	3.9
Automobiles & Components	3.7
Consumer Services	3.3
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.2
Telecommunication Services	2.2
Consumer Staples Distribution & Retail	1.8
Transportation	1.5
Insurance	1.1
Utilities	1.0
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241007
Shareholder Report [Line Items]
Fund Name	GMO U.S. Opportunistic Value Fund
Class Name	Class III
Trading Symbol	PPADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[77]
AssetsNet	$ 317,638,225
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	36.00%	[78]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241008
Shareholder Report [Line Items]
Fund Name	GMO U.S. Opportunistic Value Fund
Class Name	Class IV
Trading Symbol	GUSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[79]
AssetsNet	$ 317,638,225
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	36.00%	[80]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241011
Shareholder Report [Line Items]
Fund Name	GMO U.S. Opportunistic Value Fund
Class Name	Class VI
Trading Symbol	UUOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[81]
AssetsNet	$ 317,638,225
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	36.00%	[82]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241009
Shareholder Report [Line Items]
Fund Name	GMO U.S. Opportunistic Value Fund
Class Name	Class R6
Trading Symbol	PPAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[83]
AssetsNet	$ 317,638,225
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	36.00%	[84]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241012
Shareholder Report [Line Items]
Fund Name	GMO U.S. Opportunistic Value Fund
Class Name	Class I
Trading Symbol	PPAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[85]
AssetsNet	$ 317,638,225
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	36.00%	[86]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,638,225
Number of Portfolio Holdings	167
Portfolio Turnover Rate	36%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.0
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Banks	9.5
Media & Entertainment	8.4
Energy	7.9
Health Care Equipment & Services	6.1
Technology Hardware & Equipment	4.7
Insurance	4.7
Consumer Durables & Apparel	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.2
Capital Goods	3.2
Food, Beverage & Tobacco	3.1
Telecommunication Services	3.0
Consumer Discretionary Distribution & Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.1
Consumer Staples Distribution & Retail	2.0
Materials	1.9
Transportation	1.7
Software & Services	1.2
Real Estate Management & Development	1.0
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000212810
Shareholder Report [Line Items]
Fund Name	GMO U.S. Small Cap Value Fund
Class Name	Class VI
Trading Symbol	GCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[87]
AssetsNet	$ 39,211,943
Holdings Count | Holding	260
InvestmentCompanyPortfolioTurnover	38.00%	[88]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,211,943
Number of Portfolio Holdings	260
Portfolio Turnover Rate	38%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 40%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.7
Capital Goods	11.7
Banks	8.4
Commercial & Professional Services	7.5
Consumer Durables & Apparel	6.7
Automobiles & Components	6.0
Insurance	5.5
Equity Real Estate Investment Trusts (REITs)	4.5
Consumer Services	4.4
Technology Hardware & Equipment	4.4
Media & Entertainment	3.8
Food, Beverage & Tobacco	3.8
Semiconductors & Semiconductor Equipment	3.7
Consumer Discretionary Distribution & Retail	3.3
Materials	2.5
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Services	1.7
Utilities	1.5
Transportation	1.3
Real Estate Management & Development	1.2
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000075103
Shareholder Report [Line Items]
Fund Name	GMO Asset Allocation Bond Fund
Class Name	Class VI
Trading Symbol	GABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[89]
AssetsNet	$ 37,100,810
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,100,810
Number of Portfolio Holdings	11
Portfolio Turnover Rate	91%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Short-Term Investments	75.6
Debt Obligations	25.0
Futures Contracts	0.9
Swap Contracts	0.6
Other	(2.1)

C000013327
Shareholder Report [Line Items]
Fund Name	GMO Emerging Country Debt Fund
Class Name	Class III
Trading Symbol	GMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$34	0.64%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[90],[91]
AssetsNet	$ 2,417,295,727
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013328
Shareholder Report [Line Items]
Fund Name	GMO Emerging Country Debt Fund
Class Name	Class IV
Trading Symbol	GMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.59%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[92],[93]
AssetsNet	$ 2,417,295,727
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013330
Shareholder Report [Line Items]
Fund Name	GMO Emerging Country Debt Fund
Class Name	Class VI
Trading Symbol	GMOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$29	0.55%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[94],[95]
AssetsNet	$ 2,417,295,727
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,417,295,727
Number of Portfolio Holdings	339
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.5
Short-Term Investments	3.5
Rights/Warrants	1.4
Loan Assignments	1.0
Investment Funds	0.6
Swap Contracts	0.4
Loan Participations	0.1
Forward Currency Contracts	0.0
Securities Sold Short	(0.9)
Reverse Repurchase Agreements	(2.9)
Other	3.3

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	7.0
Colombia	5.4
Turkey	4.7
Argentina	4.1
Venezuela	4.0
Romania	3.8
Poland	3.5
Ecuador	3.2
Other (each between (3)% and 3%)	64.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000199930
Shareholder Report [Line Items]
Fund Name	GMO High Yield Fund
Class Name	Class VI
Trading Symbol	GHVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[96]
AssetsNet	$ 141,246,871
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,246,871
Number of Portfolio Holdings	107
Portfolio Turnover Rate	100%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	72.7
Short-Term Investments	25.5
Swap Contracts	1.5
Forward Currency Contracts	0.3
Futures Contracts	0.1
Written Options	(0.1)
Other	0.0

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	20.6
Communications	12.5
Consumer Non-Cyclical	11.6
Capital Goods	11.3
Energy	9.8
Technology	7.9
Basic Industry	6.7
Electric	4.3
Finance Companies	3.7
Insurance	2.8
REITS	2.5
Transportation	1.5
Other Financial	1.5
Other Industrial	1.3
Brokerage/Asset Managers/Exchanges	1.0
Cash/Cash Equivalents	0.6
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000213400
Shareholder Report [Line Items]
Fund Name	GMO High Yield Fund
Class Name	Class I
Trading Symbol	GMOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[97]
AssetsNet	$ 141,246,871
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,246,871
Number of Portfolio Holdings	107
Portfolio Turnover Rate	100%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	72.7
Short-Term Investments	25.5
Swap Contracts	1.5
Forward Currency Contracts	0.3
Futures Contracts	0.1
Written Options	(0.1)
Other	0.0

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	20.6
Communications	12.5
Consumer Non-Cyclical	11.6
Capital Goods	11.3
Energy	9.8
Technology	7.9
Basic Industry	6.7
Electric	4.3
Finance Companies	3.7
Insurance	2.8
REITS	2.5
Transportation	1.5
Other Financial	1.5
Other Industrial	1.3
Brokerage/Asset Managers/Exchanges	1.0
Cash/Cash Equivalents	0.6
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013294
Shareholder Report [Line Items]
Fund Name	GMO Multi-Sector Fixed Income Fund
Class Name	Class III
Trading Symbol	GUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[98]
AssetsNet	$ 83,753,938
Holdings Count | Holding	357
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,753,938
Number of Portfolio Holdings	357
Portfolio Turnover Rate	260%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	63.8
Short-Term Investments	32.9
GMO Fixed Income Funds	22.7
Futures Contracts	0.1
Forward Currency Contracts	0.1
Swap Contracts	(0.0)
Other	(19.6)

Country/Region SummaryFootnote Reference*

% of Investments

United States	97.0
United Kingdom	1.0
Other (each between (1)% and 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013295
Shareholder Report [Line Items]
Fund Name	GMO Multi-Sector Fixed Income Fund
Class Name	Class IV
Trading Symbol	GPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[99]
AssetsNet	$ 83,753,938
Holdings Count | Holding	357
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,753,938
Number of Portfolio Holdings	357
Portfolio Turnover Rate	260%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	63.8
Short-Term Investments	32.9
GMO Fixed Income Funds	22.7
Futures Contracts	0.1
Forward Currency Contracts	0.1
Swap Contracts	(0.0)
Other	(19.6)

Country/Region SummaryFootnote Reference*

% of Investments

United States	97.0
United Kingdom	1.0
Other (each between (1)% and 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000137450
Shareholder Report [Line Items]
Fund Name	GMO Opportunistic Income Fund
Class Name	Class III
Trading Symbol	GMOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[100]
AssetsNet	$ 1,285,895,836
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	139.00%	[101]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000020548
Shareholder Report [Line Items]
Fund Name	GMO Opportunistic Income Fund
Class Name	Class VI
Trading Symbol	GMODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[102]
AssetsNet	$ 1,285,895,836
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	139.00%	[103]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213385
Shareholder Report [Line Items]
Fund Name	GMO Opportunistic Income Fund
Class Name	Class R6
Trading Symbol	GAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[104]
AssetsNet	$ 1,285,895,836
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	139.00%	[105]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213384
Shareholder Report [Line Items]
Fund Name	GMO Opportunistic Income Fund
Class Name	Class I
Trading Symbol	GMOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[106]
AssetsNet	$ 1,285,895,836
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	139.00%	[107]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,285,895,836
Number of Portfolio Holdings	308
Portfolio Turnover Rate	139%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.8
Short-Term Investments	9.8
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.0)
Securities Sold Short	(2.3)
Other	(3.3)

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.6
U.S. Government	17.6
Student Loans - Private	13.6
Residential Mortgage-Backed Securities - Other	9.9
Collateralized Loan Obligations	6.3
Small Balance Commercial Mortgages	5.3
U.S. Government Agency	4.9
Student Loans - Federal Family Education Loan Program	4.9
Residential Mortgage-Backed Securities - Alt-A	3.6
Residential Mortgage-Backed Securities - Prime	2.7
Auto Retail Subprime	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Credit Cards	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000075084
Shareholder Report [Line Items]
Fund Name	GMO U.S. Treasury Fund
Class Name	Class VI
Trading Symbol	GUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[108]
AssetsNet	$ 306,638,854
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$306,638,854
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Short-Term Investments	99.9
Other	0.1

C000211299
Shareholder Report [Line Items]
Fund Name	GMO Alternative Allocation Fund
Class Name	Class VI
Trading Symbol	GAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$158	3.06%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	3.06%	[109],[110]
AssetsNet	$ 706,048,629
Holdings Count | Holding	1,534
InvestmentCompanyPortfolioTurnover	391.00%	[111]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000213405
Shareholder Report [Line Items]
Fund Name	GMO Alternative Allocation Fund
Class Name	Class R6
Trading Symbol	GAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$166	3.22%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	3.22%	[112],[113]
AssetsNet	$ 706,048,629
Holdings Count | Holding	1,534
InvestmentCompanyPortfolioTurnover	391.00%	[114]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000213406
Shareholder Report [Line Items]
Fund Name	GMO Alternative Allocation Fund
Class Name	Class I
Trading Symbol	GAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$172	3.34%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	3.34%	[115],[116]
AssetsNet	$ 706,048,629
Holdings Count | Holding	1,534
InvestmentCompanyPortfolioTurnover	391.00%	[117]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$706,048,629
Number of Portfolio Holdings	1,534
Portfolio Turnover Rate	391%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	133.1
Debt Obligations	35.4
Short-Term Investments	13.0
GMO Implementation FundsFootnote Reference*	3.6
Investment Funds	1.8
Preferred Stocks	0.5
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.2
Rights/Warrants	0.1
Futures Contracts	(0.9)
Written Options	(1.1)
Securities Sold Short	(83.4)
Other	(2.8)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	8.7
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	5.4
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	4.0
GMO U.S. Treasury Fund, Class VI	2.0
Parkland Corp.	1.9
TXNM Energy, Inc.	1.9
Liberty Broadband Corp., Class C	1.7
Pacific Premier Bancorp, Inc.	1.6
MAG Silver Corp.	1.6
Chart Industries, Inc.	1.4
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000014927
Shareholder Report [Line Items]
Fund Name	GMO Benchmark-Free Allocation Fund
Class Name	Class III
Trading Symbol	GBMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35Footnote Reference1	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 35	[118]
Expense Ratio, Percent	0.65%	[118],[119]
AssetsNet	$ 2,331,853,790
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000109350
Shareholder Report [Line Items]
Fund Name	GMO Benchmark-Free Allocation Fund
Class Name	Class IV
Trading Symbol	GBMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32Footnote Reference1	0.60%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 32	[120]
Expense Ratio, Percent	0.60%	[120],[121]
AssetsNet	$ 2,331,853,790
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000213373
Shareholder Report [Line Items]
Fund Name	GMO Benchmark-Free Allocation Fund
Class Name	Class R6
Trading Symbol	GBMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35Footnote Reference1	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 35	[122]
Expense Ratio, Percent	0.65%	[122],[123]
AssetsNet	$ 2,331,853,790
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000213372
Shareholder Report [Line Items]
Fund Name	GMO Benchmark-Free Allocation Fund
Class Name	Class I
Trading Symbol	GBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40Footnote Reference1	0.76%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 40	[124]
Expense Ratio, Percent	0.76%	[124],[125]
AssetsNet	$ 2,331,853,790
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,331,853,790
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	80.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	5.1
GMO International Equity Funds	1.0
Short-Term Investments	0.2
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	80.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000102896
Shareholder Report [Line Items]
Fund Name	GMO Benchmark-Free Fund
Class Name	Class III
Trading Symbol	GBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$17Footnote Reference1	0.32%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.29%.

Expenses Paid, Amount	$ 17	[126]
Expense Ratio, Percent	0.32%	[126],[127],[128]
AssetsNet	$ 1,213,189,001
Holdings Count | Holding	1,215
InvestmentCompanyPortfolioTurnover	60.00%	[129]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,213,189,001
Number of Portfolio Holdings	1,215
Portfolio Turnover Rate	60%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	58.8
Debt Obligations	18.4
GMO Alternative Funds	13.0
Short-Term Investments	12.8
GMO Fixed Income Funds	5.0
GMO International Equity Funds	4.0
Preferred Stocks	0.7
Futures Contracts	0.2
Rights/Warrants	0.0
GMO Implementation FundsFootnote Reference*	0.0
Swap Contracts	(0.0)
Securities Sold Short	(13.1)
Other	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	13.8
GMO Alternative Allocation Fund, Class VI	13.0
GMO Resources Fund, Class VI	2.9
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	2.5
GMO Emerging Country Debt Fund, Class VI	2.1
GMO Opportunistic Income Fund, Class VI	1.9
GMO Climate Change Fund, Class III	1.1
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000014933
Shareholder Report [Line Items]
Fund Name	GMO Global Asset Allocation Fund
Class Name	Class III
Trading Symbol	GMWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[130]
Expense Ratio, Percent	0.01%	[130],[131]
AssetsNet	$ 434,291,230
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	9.00%	[132]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

C000213376
Shareholder Report [Line Items]
Fund Name	GMO Global Asset Allocation Fund
Class Name	Class R6
Trading Symbol	GMWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[133]
Expense Ratio, Percent	0.01%	[133],[134]
AssetsNet	$ 434,291,230
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	9.00%	[135]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

C000213377
Shareholder Report [Line Items]
Fund Name	GMO Global Asset Allocation Fund
Class Name	Class I
Trading Symbol	GMOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 6	[136]
Expense Ratio, Percent	0.12%	[136],[137]
AssetsNet	$ 434,291,230
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	9.00%	[138]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$434,291,230
Number of Portfolio Holdings	19
Portfolio Turnover Rate	9%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	40.2
GMO U.S. Equity Funds	23.2
GMO Fixed Income Funds	15.9
GMO Alternative Funds	13.0
GMO Implementation FundsFootnote Reference*	7.6
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	15.1
GMO Alternative Allocation Fund, Class VI	13.0
GMO Multi-Sector Fixed Income Fund, Class IV	11.9
GMO U.S. Equity Fund, Class VI	8.2
GMO U.S. Opportunistic Value Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.1
GMO Emerging Markets Fund, Class VI	6.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.1
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Emerging Country Debt Fund, Class VI	3.1

C000014938
Shareholder Report [Line Items]
Fund Name	GMO Global Developed Equity Allocation Fund
Class Name	Class III
Trading Symbol	GWOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[139]
Expense Ratio, Percent	0.01%	[139],[140]
AssetsNet	$ 89,481,771
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$89,481,771
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	50.3
GMO U.S. Equity Funds	49.6
Short-Term Investments	0.1
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	27.1
GMO U.S. Opportunistic Value Fund, Class VI	15.0
GMO Quality Fund, Class VI	14.5
GMO U.S. Equity Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Small Cap Quality Fund, Class VI	4.8
GMO U.S. Small Cap Value Fund, Class VI	3.1
GMO Resources Fund, Class VI	2.7
GMO Emerging Markets ex-China Fund, Class VI	2.1

C000014936
Shareholder Report [Line Items]
Fund Name	GMO Global Equity Allocation Fund
Class Name	Class III
Trading Symbol	GMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[141]
Expense Ratio, Percent	0.01%	[141],[142]
AssetsNet	$ 585,779,326
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

C000213379
Shareholder Report [Line Items]
Fund Name	GMO Global Equity Allocation Fund
Class Name	Class R6
Trading Symbol	GMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[143]
Expense Ratio, Percent	0.01%	[143],[144]
AssetsNet	$ 585,779,326
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

C000213378
Shareholder Report [Line Items]
Fund Name	GMO Global Equity Allocation Fund
Class Name	Class I
Trading Symbol	GAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 6	[145]
Expense Ratio, Percent	0.11%	[145],[146]
AssetsNet	$ 585,779,326
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$585,779,326
Number of Portfolio Holdings	13
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	56.9
GMO U.S. Equity Funds	43.1
Short-Term Investments	0.0
Other	0.0

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	23.7
GMO U.S. Opportunistic Value Fund, Class VI	13.1
GMO Quality Fund, Class VI	11.9
GMO International Opportunistic Value Fund, Class IV	11.0
GMO U.S. Equity Fund, Class VI	10.2
GMO Emerging Markets Fund, Class VI	10.1
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.9
GMO Resources Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	3.1

C000110451
Shareholder Report [Line Items]
Fund Name	GMO Implementation Fund
Class Name	Core Class
Trading Symbol	GIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$21	0.39%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.36%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[147],[148]
AssetsNet	$ 2,023,665,985
Holdings Count | Holding	1,299
InvestmentCompanyPortfolioTurnover	71.00%	[149]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,023,665,985
Number of Portfolio Holdings	1,299
Portfolio Turnover Rate	71%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 75%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	76.9
Debt Obligations	24.7
Short-Term Investments	13.8
Preferred Stocks	1.0
Futures Contracts	0.2
Rights/Warrants	0.1
GMO Implementation FundsFootnote Reference*	0.0
Swap Contracts	(0.0)
Securities Sold Short	(16.4)
Other	(0.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Industry Group SummaryFootnote Reference**

% of Equity Investments

Banks	14.2
Capital Goods	10.5
Materials	8.5
Automobiles & Components	7.9
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Energy	6.9
Technology Hardware & Equipment	5.7
Food, Beverage & Tobacco	5.4
Insurance	5.0
Transportation	4.8
Semiconductors & Semiconductor Equipment	4.6
Financial Services	4.5
Consumer Durables & Apparel	4.1
Telecommunication Services	3.2
Health Care Equipment & Services	3.0
Consumer Discretionary Distribution & Retail	1.8
Real Estate Management & Development	1.4
Consumer Staples Distribution & Retail	1.0
Utilities	0.9
Media & Entertainment	0.8
Commercial & Professional Services	0.3
Equity Real Estate Investment Trusts (REITs)	0.2
Household & Personal Products	0.2
Consumer Services	(1.1)
Software & Services	(1.3)
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	19.1
U.S. Treasury Floating Rate Notes, 4.30%, due 07/31/27	2.4
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	1.3
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.2
Banco Bilbao Vizcaya Argentaria SA	0.7
Roche Holding AG	0.6
BT Group PLC	0.6
BHP Group Ltd.	0.5
Toronto-Dominion Bank	0.5

Material Fund Change [Text Block]
C000033342
Shareholder Report [Line Items]
Fund Name	GMO International Developed Equity Allocation Fund
Class Name	Class III
Trading Symbol	GIOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[150]
Expense Ratio, Percent	0.01%	[150],[151]
AssetsNet	$ 174,582,646
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,582,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.8
Short-Term Investments	0.1
Other	0.1

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.8
GMO International Opportunistic Value Fund, Class IV	23.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000213387
Shareholder Report [Line Items]
Fund Name	GMO International Developed Equity Allocation Fund
Class Name	Class R6
Trading Symbol	GAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[152]
Expense Ratio, Percent	0.01%	[152],[153]
AssetsNet	$ 174,582,646
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,582,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.8
Short-Term Investments	0.1
Other	0.1

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.8
GMO International Opportunistic Value Fund, Class IV	23.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000014930
Shareholder Report [Line Items]
Fund Name	GMO International Equity Allocation Fund
Class Name	Class III
Trading Symbol	GIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[154]
Expense Ratio, Percent	0.01%	[154],[155]
AssetsNet	$ 350,510,937
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$350,510,937
Number of Portfolio Holdings	5
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	44.8
GMO Emerging Markets Fund, Class VI	30.1
GMO International Opportunistic Value Fund, Class IV	18.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000213374
Shareholder Report [Line Items]
Fund Name	GMO International Equity Allocation Fund
Class Name	Class R6
Trading Symbol	GSXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 1	[156]
Expense Ratio, Percent	0.01%	[156],[157]
AssetsNet	$ 350,510,937
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$350,510,937
Number of Portfolio Holdings	5
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	44.8
GMO Emerging Markets Fund, Class VI	30.1
GMO International Opportunistic Value Fund, Class IV	18.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000256009
Shareholder Report [Line Items]
Fund Name	GMO MAC Implementation Fund
Class Name	Core Class
Trading Symbol	GMIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO MAC Implementation Fund for the period of May 21, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Class	$0	0.01%Footnote Reference1
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%	[158]
Expenses Short Period Footnote [Text Block]	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
AssetsNet	$ 1,990,119
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,990,119
Number of Portfolio Holdings	15
Portfolio Turnover Rate	169%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	139.9
Short-Term Investments	18.7
Futures Contracts	0.8
Forward Currency Contracts	(0.0)
Swap Contracts	(0.0)
Other	(59.4)

Top HoldingsFootnote Reference*

% of Investments

U.S. Treasury Floating Rate Notes, 4.30%, due 04/30/27	60.5
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/54	39.5
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000256007
Shareholder Report [Line Items]
Fund Name	GMO Multi-Asset Credit Fund
Class Name	Class IV
Trading Symbol	GMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of May 21, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$4Footnote Reference1	0.15%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 4	[159]
Expense Ratio, Percent	0.15%	[159],[160]
Expenses Short Period Footnote [Text Block]	For the period May 21, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Class operated the full six-month period.
AssetsNet	$ 11,182,670
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,182,670
Number of Portfolio Holdings	6
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Fixed Income Funds	79.6
GMO Implementation FundsFootnote Reference*	17.8
Short-Term Investments	3.1
Other	(0.5)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top HoldingsFootnote Reference**

% of Investments

GMO Opportunistic Income Fund, Class VI	45.4
GMO MAC Implementation Fund	18.3
GMO Emerging Country Debt Fund, Class VI	15.9
GMO High Yield Fund, Class VI	10.3
GMO Systematic Investment Grade Credit ETF	10.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

C000014937
Shareholder Report [Line Items]
Fund Name	GMO Strategic Opportunities Allocation Fund
Class Name	Class III
Trading Symbol	GBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646 (collect)
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 2	[161]
Expense Ratio, Percent	0.03%	[161],[162]
AssetsNet	$ 60,237,102
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	14.00%	[163]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,237,102
Number of Portfolio Holdings	22
Portfolio Turnover Rate	14%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 19%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	44.4
GMO U.S. Equity Funds	23.9
GMO Alternative Funds	15.1
GMO Implementation FundsFootnote Reference*	8.7
GMO Fixed Income Funds	7.0
Short-Term Investments	0.5
Debt Obligations	0.3
Common Stocks	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	17.4
GMO Alternative Allocation Fund, Class VI	15.2
GMO U.S. Opportunistic Value Fund, Class VI	8.5
GMO U.S. Equity Fund, Class VI	8.4
GMO International Opportunistic Value Fund, Class IV	8.2
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
GMO Emerging Markets Fund, Class VI	6.0
GMO Asset Allocation Bond Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	3.6
GMO Quality Fund, Class VI	3.6

[1]	Annualized.
[2]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.
[3]	Annualized.
[4]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.
[5]	Annualized.
[6]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.
[7]	Annualized.
[8]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[9]	Annualized.
[10]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[11]	Annualized.
[12]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[13]	Annualized.
[14]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[15]	Annualized.
[16]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[17]	Annualized.
[18]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[19]	Annualized.
[20]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[21]	Annualized.
[22]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.
[23]	Annualized.
[24]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.
[25]	Annualized.
[26]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.
[27]	Annualized.
[28]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[29]	Annualized.
[30]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[31]	Annualized.
[32]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[33]	Annualized.
[34]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[35]	Annualized.
[36]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.
[37]	Annualized.
[38]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.
[39]	Annualized.
[40]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 18%.
[41]	Annualized.
[42]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[43]	Annualized.
[44]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[45]	Annualized.
[46]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[47]	Annualized.
[48]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[49]	Annualized.
[50]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[51]	Annualized.
[52]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[53]	Annualized.
[54]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.
[55]	Annualized.
[56]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.
[57]	Annualized.
[58]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.
[59]	Annualized.
[60]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.
[61]	Annualized.
[62]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 44%.
[63]	Annualized.
[64]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[65]	Annualized.
[66]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[67]	Annualized.
[68]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[69]	Annualized.
[70]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[71]	Annualized.
[72]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 52%.
[73]	Annualized.
[74]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.
[75]	Annualized.
[76]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 50%.
[77]	Annualized.
[78]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[79]	Annualized.
[80]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[81]	Annualized.
[82]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[83]	Annualized.
[84]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[85]	Annualized.
[86]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[87]	Annualized.
[88]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 40%.
[89]	Annualized.
[90]	Annualized.
[91]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.
[92]	Annualized.
[93]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.
[94]	Annualized.
[95]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.10%.
[96]	Annualized.
[97]	Annualized.
[98]	Annualized.
[99]	Annualized.
[100]	Annualized.
[101]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.
[102]	Annualized.
[103]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.
[104]	Annualized.
[105]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.
[106]	Annualized.
[107]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 138%.
[108]	Annualized.
[109]	Annualized.
[110]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.
[111]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.
[112]	Annualized.
[113]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.
[114]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.
[115]	Annualized.
[116]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.23%.
[117]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 376%.
[118]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[119]	Annualized.
[120]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[121]	Annualized.
[122]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[123]	Annualized.
[124]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[125]	Annualized.
[126]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[127]	Annualized.
[128]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.29%.
[129]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.
[130]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[131]	Annualized.
[132]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.
[133]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[134]	Annualized.
[135]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.
[136]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[137]	Annualized.
[138]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.
[139]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[140]	Annualized.
[141]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[142]	Annualized.
[143]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[144]	Annualized.
[145]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[146]	Annualized.
[147]	Annualized.
[148]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.36%.
[149]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 75%.
[150]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[151]	Annualized.
[152]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[153]	Annualized.
[154]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[155]	Annualized.
[156]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[157]	Annualized.
[158]	Annualized.
[159]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[160]	Annualized.
[161]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[162]	Annualized.
[163]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 19%.